CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	Feb. 06, 2019	May 08, 2018	Dec. 31, 2017
Pre funded Units [Member]
Number of ordinary shares available for purchase through pre-funded warrants	1,024,876	450,909
Pre-funded warrants purchase price	$ 2.57	$ 5.49
June 2017 Registered Direct Offering [Member]
Value of certain warrants associated with issuance expenses			$ 49,229
November 2017 Registered Direct Offering [Member]
Value of certain warrants associated with issuance expenses			$ 58,298